EQUITY ACCOUNTED INVESTMENTS - Schedule Of Revenue, Net Income and OCI Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	$ 14,405	$ 11,373
Net Income	2,247	3,796
OCI	1,878	2,071
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	194	252
Net Income	23	26
OCI	4	2
GGP Inc. (“GGP”) | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	2,405	2,427
Net Income	(591)	1,735
OCI	12	4
Other Investments | Renewable power investments
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	65	74
Net Income	11	0
OCI	59	18
Other Investments | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	1,809	1,091
Net Income	98	54
OCI	(19)	280
Brazilian toll road | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	928	766
Net Income	95	185
OCI	(39)	382
South American transmission operations | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	441	433
Net Income	37	38
OCI	806	217
Brazilian rail and port operations | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	1,409	1,024
Net Income	56	70
OCI	490	976
European communications business | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	783	767
Net Income	58	121
OCI	435	376
Australian ports operation | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	418	164
Net Income	19	(31)
OCI	78	(81)
Norbord | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	498
Net Income	(8)
OCI	5
Canary Wharf Group plc (“Canary Wharf”) | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	581	654
Net Income	183	19
OCI	5	(4)
Manhattan West, New York | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	81	78
Net Income	319	188
OCI	0	0
Other real estate joint ventures and investments | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	1,564	1,727
Net Income	1,222	1,110
OCI	119	34
North American natural gas transmission operations | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	681	573
Net Income	15	133
OCI	(1)	5
Other private equity investments | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue	2,548	1,343
Net Income	710	148
OCI	$ (76)	$ (138)